EMPLOYEE COMPENSATION AND BENEFITS	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
EMPLOYEE COMPENSATION AND BENEFITS	EMPLOYEE COMPENSATION AND BENEFITS
Included in cost of sales and general and administrative expenses are the following:

(US $ millions)	2020	2019
Short-term employee compensation and benefits	$219	$185
Long-term employee compensation and benefits	31	35
Share-based compensation	5	4
	$255	$224